Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022		Dec. 31, 2020
Operating Activities
NET INCOME (LOSS)	[1]	$ 124,320	$ (1,301,002)	$ (715,528)		$ 497,913
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on sale and other income from loans held for sale, net	[1]	(291,334)	(564,525)	(211,018)		(1,178,995)
Unrealized fair value changes on loans, related obligations, and derivatives	[1]	(69,283)	(317,296)	(60,260)		(275,485)
Change in fair value of mortgage servicing rights	[1]	(20,349)	15,200	(23,026)		(4,562)
Depreciation and amortization	[1]	5,366	50,005	64,991		19,327
Change in fair value of nonrecourse MSR financing liability	[1]	(390)	2,998	8,162		(798)
Impairment of goodwill, intangibles, and other assets	[1]	0	1,380,630	192,509		0
Deferred income taxes	[1]	(128)	(23,747)	(16,768)		(231)
Change in fair value of deferred purchase price liabilities	[1]	29	2,240	(11,207)		3,014
Loss on investments	[1]	9,464	3,470	6,925		3,838
Equity-based compensation	[1]	0	71,808	47,857		0
Non-cash lease expense	[1]	1,411	7,324	6,537		3,824
Provision for claims	[1]	0	7,043	3,351		3,520
Originations/purchases of loans held for sale	[1]	(8,569,575)	(21,843,640)	(14,313,496)		(29,407,723)
Proceeds from sale of loans held for sale	[1]	8,878,131	22,438,540	16,174,272		29,628,177
Change in fair value of warrant liability	[1]	0	(12,472)	(4,380)		0
Changes in operating assets and liabilities:
Other assets, net	[1]	149,978	(275,426)	421,323		17,838
Payables and accrued expenses	[1]	(99,597)	144,220	(162,425)		4,253
Net cash provided by (used in) operating activities	[1]	118,043	(214,630)	1,407,819		(686,090)
Investing Activities
Purchases and originations of loans held for investment	[1]	(1,151,925)	(4,426,519)	(6,165,003)		(3,637,299)
Proceeds/payments received on loans held for investment	[1]	677,777	2,006,133	2,178,473		1,822,409
Purchases and origination of loans held for investment, subject to nonrecourse debt	[1]	(12,247)	(89,359)	(117,009)		(44,705)
Proceeds/payments on loans held for investment, subject to nonrecourse debt	[1]	217,452	1,460,257	1,846,937		913,824
Purchases of debt securities	[1]	(557)	(4,987)	(11,854)		(39,264)
Proceeds/payments on debt securities	[1]	2,096	3,791	13,056		140,787
Purchases of MSR	[1]	(9,014)	(16,915)	0		(14,088)
Proceeds on sale of MSR	[1]	7,765	2,061	473,794		0
Acquisition of subsidiaries, net of cash acquired	[1]	(749)	(28,436)	0		(197)
Acquisition of fixed assets	[1]	(4,178)	(13,951)	(11,236)		(9,027)
Issuance of notes receivable	[1]	0	0	(20,000)		0
Debtor in possession ("DIP") Financing	[1]	(35,260)		0		0
Debtor in possession ("DIP") Financing	[1]		5,600
Other investing activities, net	[1]	(3,207)	(1,086)	(6,233)		(7,547)
Net cash used in investing activities	[1]	(312,047)	(1,103,411)	(1,819,075)		(875,107)
Financing Activities
Proceeds from issuance of HMBS related obligations	[1]	602,172	2,491,919	2,863,667		2,051,954
Payments of HMBS related obligations	[1]	(506,142)	(1,933,388)	(2,325,269)		(1,943,445)
Proceeds from issuance of nonrecourse debt	[1]	579,518	2,108,634	3,418,437		3,074,047
Payments on nonrecourse debt	[1]	(658,300)	(1,300,720)	(1,879,198)		(1,637,612)
Proceeds from other financing lines of credit	[1]	10,027,696	27,843,799	21,473,732		35,230,187
Payments on other financing lines of credit	[1]	(9,660,588)	(27,836,702)	(23,365,804)		(34,969,022)
Issuance of notes payable	[1]	0	0	87,530		350,000
Payments on notes payable	[1]	0	0	(40,740)		(46,771)
Member distributions	[1]	(75,000)	0	0		(380,431)
Settlement of CRNCI	[1]	0	(203,216)	0		0
Other financing activities, net	[1]	(1,661)	(15,361)	(7,141)		(11,045)
Net cash provided by financing activities	[1]	307,695	1,154,965	225,214		1,717,862
Foreign currency translation adjustment		(7)	(110)	(163)		34
Net increase (decrease) in cash and restricted cash		113,684	(163,186)	(186,205)		156,699
Cash and restricted cash, beginning of period	[1]	539,363 [2]	653,047	463,641	[2]	382,664	[2]
Cash and restricted cash, end of period	[1]	653,047	463,641 [2]	277,436		539,363	[2]
Supplementary Cash Flows Information
Cash paid for interest		50,071	117,965	269,259		169,362
Cash paid for income taxes, net		63	2,219	46		1,447
Loans transferred to loans held for sale, at fair value, from loans held for investment, at fair value		$ 0	$ 8,828	$ 183,578		$ 11,562

[1]	(1) Amounts presented contain results from both continuing and discontinued operations. Refer to Note 3 - Discontinued Operations for additional information regarding cash flow associated with the results of discontinued operations.
[2]	(2) Difference between beginning cash for the Successor period and ending cash balance for the Predecessor period resulted from cash expense that were considered to have been incurred "on the line."